Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs (1)	Value of Initial Fixed $100 Investment Based On		Net Income (in millions)	Adjusted EBITDAre (3) (in millions)
					Total Stockholder Return	Peer Group Total Stockholder Return(2)
2023	$17,694,586	$29,907,884	$4,127,037	$6,361,224	$116.04	$94.80	$752	$1,629
2022	14,474,484	17,474,419	3,478,720	3,977,313	90.99	76.50	643	1,498
2021	11,520,730	16,474,154	2,814,068	3,681,933	95.39	90.32	(11)	532
2020	10,094,761	13,697,907	1,920,755	2,434,772	80.25	76.40	(741)	(168)

Company Selected Measure Name	Adjusted EBITDAre
Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2023	James F. Risoleo	Sourav Ghosh, Nathan Tyrrell, Julie Aslaksen and Michael Lentz
2022	James F. Risoleo	Sourav Ghosh, Nathan Tyrrell, Julie Aslaksen and Michael Lentz
2021	James F. Risoleo	Sourav Ghosh, Nathan Tyrrell, Julie Aslaksen and Joanne Hamilton
2020	James F. Risoleo	Sourav Ghosh, Brian Macnamara, Nathan Tyrrell, Julie Aslaksen and Joanne Hamilton

Peer Group Issuers, Footnote	Peer group total stockholder return is based on the cumulative total stockholder return of the NAREIT Lodging & Resorts Index. Total stockholder return amounts reported assume an initial fixed investment of $100 and that all dividends were reinvested. The Company and peer group total stockholder return for 2020 represents the one-year return for December 31, 2019 to December 31, 2020; for 2021 the returns shown represent the two-year return from December 31, 2019 to December 31, 2021; for 2022 the returns shown represent the three-year return from December 31, 2019 to December 31, 2022; and for 2023 the returns shown represent the four-year return from December 31, 2019 to December 31, 2023.
PEO Total Compensation Amount	$ 17,694,586	$ 14,474,484	$ 11,520,730	$ 10,094,761
PEO Actually Paid Compensation Amount	$ 29,907,884	17,474,419	16,474,154	13,697,907
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable year, adjusted as set forth in the table below. The dollar amounts shown do not reflect the value of vested compensation actually received by our NEOs during the applicable year. Instead, the dollar amounts also include the values of unvested and vested equity awards during the applicable year based on year-end stock prices, various accounting valuation assumptions and projected performance related to our performance-based restricted stock units. “Compensation actually paid,” determined in accordance with SEC rules, will generally fluctuate due to stock price achievement and varying levels of projected and actual achievement of performance goals applicable to our restricted stock units. For a discussion of how our Culture and Compensation Committee assesses performance and our NEOs’ pay each year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the applicable fiscal years.

	2020		2021		2022		2023
Adjustments	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs
Deduction for amounts reported under the “Stock Awards” columns in the Summary Compensation Table for the year	$(7,625,400)	$(1,054,768)	$(7,370,377)	$(1,338,855)	$(10,291,269)	$(2,004,567)	$(12,746,827)	$(2,350,134)
Increase based on ASC 718 Fair Value of awards granted during applicable year that remain unvested as of the applicable year end, determined as of the applicable year end	12,272,017	1,697,501	10,732,579	1,957,339	10,795,390	2,084,805	15,404,665	2,833,830
Increase/deduction for awards granted during prior years that were outstanding and unvested as of the applicable year end, determined based on the change in ASC 718 Fair Value from the prior year end to the applicable year end	(829,684)	(102,997)	1,999,365	300,493	1,105,617	188,800	6,067,498	1,142,419
Increase/deduction for awards granted during prior years that vested during the applicable year, determined based on change in ASC 718 Fair Value from the prior year end to the vesting date	(397,270)	(51,417)	(229,683)	(28,413)	446,039	60,344	1,627,488	261,819
Increase based on Dividends Paid during the year prior to vesting date	183,484	25,698	(178,461)	(22,698)	944,159	169,210	1,860,474	346,254
Deduction of ASC 718 Fair Value of awards granted during prior year that were forfeited during the applicable year, determined as of prior year end	—	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	$3,603,146	$514,017	$4,953,424	$867,865	$2,999,935	$498,593	$12,213,298	$2,234,188

Non-PEO NEO Average Total Compensation Amount	$ 4,127,037	3,478,720	2,814,068	1,920,755
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,361,224	3,977,313	3,681,933	2,434,772
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable year, adjusted as set forth in the table below. The dollar amounts shown do not reflect the value of vested compensation actually received by our NEOs during the applicable year. Instead, the dollar amounts also include the values of unvested and vested equity awards during the applicable year based on year-end stock prices, various accounting valuation assumptions and projected performance related to our performance-based restricted stock units. “Compensation actually paid,” determined in accordance with SEC rules, will generally fluctuate due to stock price achievement and varying levels of projected and actual achievement of performance goals applicable to our restricted stock units. For a discussion of how our Culture and Compensation Committee assesses performance and our NEOs’ pay each year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the applicable fiscal years.

	2020		2021		2022		2023
Adjustments	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs
Deduction for amounts reported under the “Stock Awards” columns in the Summary Compensation Table for the year	$(7,625,400)	$(1,054,768)	$(7,370,377)	$(1,338,855)	$(10,291,269)	$(2,004,567)	$(12,746,827)	$(2,350,134)
Increase based on ASC 718 Fair Value of awards granted during applicable year that remain unvested as of the applicable year end, determined as of the applicable year end	12,272,017	1,697,501	10,732,579	1,957,339	10,795,390	2,084,805	15,404,665	2,833,830
Increase/deduction for awards granted during prior years that were outstanding and unvested as of the applicable year end, determined based on the change in ASC 718 Fair Value from the prior year end to the applicable year end	(829,684)	(102,997)	1,999,365	300,493	1,105,617	188,800	6,067,498	1,142,419
Increase/deduction for awards granted during prior years that vested during the applicable year, determined based on change in ASC 718 Fair Value from the prior year end to the vesting date	(397,270)	(51,417)	(229,683)	(28,413)	446,039	60,344	1,627,488	261,819
Increase based on Dividends Paid during the year prior to vesting date	183,484	25,698	(178,461)	(22,698)	944,159	169,210	1,860,474	346,254
Deduction of ASC 718 Fair Value of awards granted during prior year that were forfeited during the applicable year, determined as of prior year end	—	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	$3,603,146	$514,017	$4,953,424	$867,865	$2,999,935	$498,593	$12,213,298	$2,234,188

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

Adjusted EBITDAre
Relative Total Stockholder Return
Capital Expenditure Cash Flow
Return on Invested Capital

Total Shareholder Return Amount	$ 116.04	90.99	95.39	80.25
Peer Group Total Shareholder Return Amount	94.80	76.50	90.32	76.40
Net Income (Loss)	$ 752,000,000	$ 643,000,000	$ (11,000,000)	$ (741,000,000)
Company Selected Measure Amount	1,629,000,000	1,498,000,000	532,000,000	(168,000,000)
PEO Name	James F. Risoleo	James F. Risoleo	James F. Risoleo	James F. Risoleo
Additional 402(v) Disclosure
RELATIONSHIP BETWEEN PAY AND PERFORMANCE

The graphs below compare the compensation actually paid to our chief executive officer and the average of the compensation actually paid to our remaining named executive officers with (i) the Company’s total stockholder return and the cumulative total stockholder return of the NAREIT Lodging & Resorts Index, (ii) Company net income, and (iii) Company Adjusted EBITDAre. Total stockholder return amounts reported in the graph assume an initial fixed investment of $100 and that all dividends were reinvested.
As shown in the graphs below, compensation actually paid to the Company’s named executive officers is aligned with the Company’s total stockholder return relative to the return of the NAREIT Lodging & Resorts Index, which the Company has outperformed on a 1-year, 2-year, 3-year, and 4-year basis. The alignment is primarily due to the fact that long-term equity awards represent the largest component of total target direct compensation, and those equity awards are tied to relative total stockholder return and Adjusted EBITDAre performance. As noted above, the fair value calculations of compensation paid will fluctuate based on stock price achievement. A significant component of the increases in compensation paid in 2023 relative to 2022 were due to the stock price increase for the year (from $16.05 on December 30, 2022 to $19.47 on December 29, 2023), which also led to the Company's out-performance in total stockholder return relative to the return of the NAREIT Lodging & Resorts Index. As a result, the Committee feels that the amounts are reflective of the long-term incentive program functioning as designed, by incentivizing and promoting long-term value creation during this period for the benefit of stockholders.
Compensation actually paid to the named executive officers is also aligned with the Company’s net income and Adjusted EBITDAre performance. However, the Company does not use net income as a performance measure in setting executive compensation. Net income is determined using cost accounting for real estate assets which assumes that the value of the Company’s hotels diminishes predictably over time. Historically, the value of the Company’s hotels do not depreciate over time but are instead based on other market factors including current hotel revenues and estimated future growth. For this reason, the Culture and Compensation Committee believes that net income is not the best performance measure for use in setting executive compensation and has instead used Adjusted EBITDAre as the quantitative metric for the long-term incentive program.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDAre
Non-GAAP Measure Description	Adjusted EBITDAre is a predominant measure of operating performance used by real estate investment trusts and the Company reports the measure in accordance with NAREIT guidelines, with certain adjustments, as a supplemental measure of operating performance in its earnings releases, financial presentations and SEC filings. For more information on this measure and a reconciliation to the applicable GAAP measure, see the Company’s Annual Report on Form 10-K in “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Reconciliation of Net Income to EBITDA, EBITDAre and Adjusted EBITDAre for Host Inc. and Host L.P.” on page 73.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Capital Expenditure Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,213,298	$ 2,999,935	$ 4,953,424	$ 3,603,146
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,746,827)	(10,291,269)	(7,370,377)	(7,625,400)
PEO | Fair Value Of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,404,665	10,795,390	10,732,579	12,272,017
PEO | Fair Value of Awards Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,067,498	1,105,617	1,999,365	(829,684)
PEO | Fair Value of Awards vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,627,488	446,039	(229,683)	(397,270)
PEO | Increase Based on Dividends Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,860,474	944,159	(178,461)	183,484
PEO | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,234,188	498,593	867,865	514,017
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,350,134)	(2,004,567)	(1,338,855)	(1,054,768)
Non-PEO NEO | Fair Value Of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,833,830	2,084,805	1,957,339	1,697,501
Non-PEO NEO | Fair Value of Awards Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,142,419	188,800	300,493	(102,997)
Non-PEO NEO | Fair Value of Awards vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	261,819	60,344	(28,413)	(51,417)
Non-PEO NEO | Increase Based on Dividends Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	346,254	169,210	(22,698)	25,698
Non-PEO NEO | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0